Taxation	12 Months Ended
Jul. 31, 2021
Taxation
Note 9 - Taxation
9.	TAXATION

(a)	Provision for current tax

The Company has current income taxes of $37,858.

(b)	Provision for deferred tax

As future taxable profits of the Company are uncertain, no deferred tax asset has been recognized. As at July 31, 2021, the Company had unused non-capital loss carry forwards of approximately $3,460,000 (2020 – $3,301,000) in Canada and $nil (2020 – $9,000) in the United States.

The Company had approximately $4,391,000 (2020 – $4,347,000) of resource tax pools available, which may be used to shelter certain resource income.

Reconciliation of effective tax rate:

Reconciliation of effective tax rate	July 31 2021	July 31 2020	July 31 2019
Income (Loss) for the period	$(79,967)	$2,524,763	$(153,715)
Income tax expense	-	-	-
Income (Loss) excluding income tax	(79,967)	2,524,763	(153,715)

Income tax expense (recovery) using the Company's domestic tax rate	(22,000)	682,000	(42,000)
Effect of tax rates in foreign jurisdictions	1,000	-	-
Non-deductible expenses and other	1,000	10,000	-
Difference in statutory tax rates and deferred tax rate	-	(2,000)	-
Change in unrecognized temporary differences	56,000	(690,000)	42,000
Current tax expenses	$36,000	$-	$-

The Company's domestic tax rate during the year ended July 31, 2021 was 27% (2020 – 27%; 2019 – 27%) and the effective tax rate was nil (2020 – nil; 2019 – nil).

As at July 31, 2021, the Company had the following balances in respect of which no deferred tax assets had been recognized:

Expiry:	Tax losses	Resource pools	Equipment and other
Within one year	$-	$-	$-
One to five years	-	-	4,000
After five years	3,468,000	-	82,000
No expiry date	-	4,391,000	114,000
Total	$3,468,000	$4,391,000	$200,000